Related Party Transactions (Tables)	9 Months Ended
Mar. 31, 2024
Related Party Transactions
Schedule of compensation to key management

	March 31,	March 31,
	2024	2023
Management and director fees	$1,946	$1,579
Benefits	41	—
Share-based payments	7,295	—
	$9,282	$1,579